Revenue - Disaggregation of Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Total net revenues	¥ 9,422,229	$ 1,290,840	¥ 8,812,013	¥ 8,400,631
Operating segments | E-Commerce
Total net revenues	8,070,271		7,621,114	8,400,631
Operating segments | Brand Management
Total net revenues	1,474,351		1,271,027
Inter-segment elimination
Total net revenues	(122,393)		(80,128)
Product sales
Total net revenues	3,466,928	474,967	3,357,202	2,644,214
Product sales | Inter-segment elimination
Total net revenues	(2,205)
Service
Total net revenues	5,955,301	$ 815,873	5,454,811	5,756,417
Service | Operating segments | E-Commerce
Total net revenues	6,070,699		5,528,901	5,756,417
Service | Inter-segment elimination
Total net revenues	(120,188)		(80,129)
Online store operations | Operating segments
Total net revenues	1,765,364		1,604,695	1,624,114
Warehousing and fulfillment | Operating segments
Total net revenues	2,189,181		2,194,469	2,380,863
Digital marketing and IT solutions | Operating segments
Total net revenues	2,120,944		1,735,776	1,751,440
Transferred at point in time | Product sales | Operating segments | E-Commerce
Total net revenues	1,999,572		2,092,215	2,644,214
Transferred at point in time | Product sales | Operating segments | Brand Management
Total net revenues	1,469,561		1,264,987
Transferred at point in time | Service | Operating segments | E-Commerce
Total net revenues	141,515		110,638	81,244
Transferred over time | Service | Operating segments | E-Commerce
Total net revenues	5,929,184		5,418,263	¥ 5,675,173
Transferred over time | Service | Operating segments | Brand Management
Total net revenues	¥ 4,790		¥ 6,039